SHARE BASED COMPENSATION (Schedule of Assumptions Used to Estimate the Fair Value of the Options) (Details) - Options [Member]	6 Months Ended
Jun. 30, 2015
Assumptions used to estimate fair value of the options [Abstract]
Average risk-free rate of return	1.65%
Weighted average expected option life	4 years 6 months
Volatility rate	174.53%
Dividend yield	0.00%